Redacted ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
571202160	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact during the review period.  Unauthorized third party requested a payoff on XX/XX/XXXX and was advised authorization was needed.  The loan is performing.
							09/30/2024	10/17/2024
571202309	XXXX	XXXX		2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower made a payment and stated that they will make another payment next month for the remaining due. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/18/2024
571202295	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current throughout the review period.
							09/30/2024	10/23/2024
571202120	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding negative credit reporting. On XX/XX/XXXX the authorized third party called in regarding payment There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/18/2024
571202158	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Spoke with the borrower on XX/XX/XXXX and they stated will make a payment when they get paid they are self employed. Spoke to the borrower on XX/XX/XXXX and they set up a payment with ACI. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they set up a payment arrangement for XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they stated will go online to make a payment. The customer declined TAD information. Spoke to the customer on XX/XX/XXXX and they set up ACI payment for XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they stated they had no damage from XXX. Spoke to the borrower on XX/XX/XXXX and XX/XX/XXXX they stated have been ill but set up a payment. Spoke to the borrower on XX/XX/XXXX wanted account information and does not have enough to cover right now. Spoke to the customer on XX/XX/XXXX and they want to make a payment for XXX and XXX. The borrower stated they will make another payment in XXX for XXX. The customer declined any kind of loan review. Spoke to the borrower on XX/XX/XXXX and they will pay next XXX or XXX the borrower declined short sale assistance and ach. The customer stated they have been ill. Spoke to the borrower on XX/XX/XXXX and they stated tenants have not been paying and waiting on them to pay. Spoke to the borrower on XX/XX/XXXX and they inquired about payment needed to bring the loan current. Spoke to the borrower on XX/XX/XXXX and on XX/XX/XXXX and they are in the hospital and hope to pay next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Fema disaster area storms on XX/XX/XXXX. No damage noted.
							09/30/2024	10/30/2024
571202409	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding loan transfer and made a payment. On XX/XX/XXXX the borrower was called for payment and stated will make a payment and requested to not be called anymore. On XX/XX/XXXX the borrower called in for process to correct account the borrower stated information was incorrect. On XX/XX/XXXX the borrower called in to verify correct loan number. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/29/2024
571202401	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, co-borrower called to set up auto-payments. On XX/XX/XXXX, agent spoke with co-borrower and verified they were set up for auto-pay. Co-borrower asked about removing lender placed insurance, and agent informed them they would have to provide proof of their own insurance first. Co-borrower said they were not interested in doing that and ended the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX for XXX declared on XX/XX/XXXX, and previously for XXX declared on XX/XX/XXXX. No evidence of damage from either event.
							09/30/2024	10/15/2024
571202376	XXXX	XXXX		3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower stated that payment has not come out and advised them that there may be a delay due to the loan transfer. Advised borrower of website and automated payments. On XX/XX/XXXX, the borrower stated that they are unable to sign up for website due to incorrect social security number. Submitted request to fix the issue. On XX/XX/XXXX, the borrower stated that they are still having website issues and advised them that the research is still going on. On XX/XX/XXXX, the borrower was advised of needed documents to fix the website issue. On XX/XX/XXXX, the borrower followed up on issue and was advised to submit social to update account. On XX/XX/XXXX, the borrower stated that they will e-mail social security card. On XX/XX/XXXX, the borrower called and updated social. On XX/XX/XXXX, the borrower stated that they sent in a cashier's check for a payment and discussed further issues with website. Borrower vented their frustration on the issue. On XX/XX/XXXX, the borrower followed up on the payment they sent with cashier's check and provided cashiering number and check number. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/30/2024
571202390	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current throughout the review period.
							09/30/2024	10/31/2024
571202402	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Loan - Subject Lien is not in 1st Position

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called stating he made his payment for XX/XXXX to prior servicer on XX/XX/XXXX. Borrower also wanted to know the terms of his loan. Agent advised him servicer is still boarding the account and they did not have the note yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX. XXX (XXX) declared on XX/XX/XXXX. No damage noted.
							09/30/2024	10/09/2024
571202413	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Unauthorized third party called in to make payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/22/2024
571202355	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Loan - Subject Lien is not in 1st Position

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party requested a payoff quote. On XX/XX/XXXX, authorized third party was advised of payoff quote being sent to borrower. On XX/XX/XXXX, authorized third party requested reinstatement quote. On XX/XX/XXXX authorized third party followed up on reinstatement quote. On XX/XX/XXXX, authorized third party was advised of requested documents sent this morning. On XX/XX/XXXX, authorized third party noted that the borrower is selling the property and requested a pay off good through XX/XX/XXXX. On XX/XX/XXXX, authorized third party followed up on pay off. On XX/XX/XXXX, borrower scheduled a payment for XXX and will make regular monthly payments online. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/13/2024
571202359	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to schedule payment to bring account current. Borrower stated they were out of work and there was a death in the family.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/10/2024
571202317	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower called in to make a payment. Borrower was advised of loan being current and borrower stated that they would make a payment later. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/30/2024
571202422	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current throughout the review period.
							09/30/2024	10/18/2024
571202125	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower inquired on payment amount and advised that that monthly statements would be sent to them. On XX/XX/XXXX, the borrower was transferred to insurance and was advised of information needed. On XX/XX/XXXX, the borrower was advised of ARM interest rate change. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No evidence of property damage noted.
							09/30/2024	10/28/2024
571202190	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current throughout the review period.
							09/30/2024	10/30/2024
571201679	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to ask about refinance options. On XX/XX/XXXX, the borrower called in about the online account. On XX/XX/XXXX, the borrower authorized a third party on the account. There was no further contact with the borrower. The loan has been performing throughout the review period.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/18/2024
571201686	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were multiple contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							09/30/2024	10/31/2024
571201669	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer promised to pay $X.XX after stating that the payment was late due to a health issue.  The homeowner confirmed that the property was not impacted by the recent storm.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/22/2024
571201770	XXXX	XXXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 66 attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to report that an insurance claim check was received and get the address to send the check for endorsement. The borrower also promised to make a payment next week. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower reported that an insurance claim check was received. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/31/2024
571201941	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact or attempts to contact  borrower made during the review period of XX/XXXX to XX/XXXX
							09/30/2024	10/15/2024
571202251	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed letter regarding escrow shortage and payment change. Borrower stated that they will make a payment to remove the shortage. On XX/XX/XXXX, the borrower made an escrow only payment to lower their payment. On XX/XX/XXXX, the borrower discussed account and advised that they do not want assistance. There was not further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No damage was noted. Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No damage was noted.
							09/30/2024	10/31/2024
571202214	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a payoff quote. On XX/XX/XXXX, the borrower had a credit reporting inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower inquired about their balance dispute. On XX/XX/XXXX, the borrower inquired about refinancing their loan. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/31/2024
571202286	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer called to verify if the insurance was paid.  On XX/XX/XXXX, the borrower called for online assistance to get the statements.  On XX/XX/XXXX, the homeowner discussed the account.  On XX/XX/XXXX, the customer expressed concern about another account.  On XX/XX/XXXX, the borrower’s spouse discussed the loan.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/18/2024
571202123	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding natural disaster assistance. On XX/XX/XXXX the borrower called in to make a payment and stated will call back to bring loan current. There was no further borrower contact made
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/19/2024
571202126	XXXX	XXXX		3
[3] Loan - Subject Lien is not in 1st Position

[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated that a XXX damaged the XXX and that XXX.  There has been no electric for a week since XXX.  On XX/XX/XXXX, the homeowner discussed the payment history.  The agent confirmed a payment was received in XX/XXXX for $X.XX and was applied towards the monthly installments.   A written dispute was received on XX/XX/XXXX.  The borrower stated that a payment was sent in error and requested a refund per notes dated XX/XX/XXXX.  After the research, it was determined the loan would be delinquent if the previous payment was reversed and the dispute was closed on XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the homeowner confirmed that a XXX damage XXX and XXX due to XXX.  There is no evidence a claim was filed or any repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/31/2024
571202151	XXXX	XXXX		3
[3] Loan - Subject Lien is not in 1st Position

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party discussed account and advised them of documents that were still needed. On XX/XX/XXXX, authorized third party discussed taxes that were past due and advised them that the account is not escrowed. On XX/XX/XXXX, authorized third party requested assisted with getting onto the website. On XX/XX/XXXX, authorized third party discussed successor in interest review and advised that the documents were not acceptable. On XX/XX/XXXX, authorized third party opted into a XX-month repayment plan. On XX/XX/XXXX, authorized third party discussed missing documents and to resubmit information. They also stated that they would make a payment through the automated system.  Repayment plan review expired and notice was sent on XX/XX/XXXX. On XX/XX/XXXX, authorized third party discussed amount that was delinquent and they stated that they were unsure on when they would make a payment. On XX/XX/XXXX and XX/XX/XXXX, authorized third party made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No property damage was noted.
							09/30/2024	10/31/2024
571201663	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a reinstatement quote. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower requested the wiring instructions. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested a payoff quote. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/23/2024
571202111	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX due to the loan was performing. Spoke to the borrower on XX/XX/XXXX and discussed their ach payments. The customer was advised of the changes in their interest and payments. No further question by the customer. No further contact with the borrower on the loan and the account remains performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/18/2024
571201672	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in stating that maturity date is incorrect and stated loan was modified with prior servicer. The borrower requested a dispute to be opened and was told of proof needed for the dispute. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/11/2024
571202200	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on the fees on the statement and advised that they would make a payment at a later time. On XX/XX/XXXX, the borrower inquired on the deferred principal on the account. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which occurred on XX/XX/XXXX. Property was also impacted by XXX disaster XXX, XXX, which occurred on XX/XX/XXXX. No evidence of property damage noted.
							09/30/2024	10/15/2024
571201739	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower discussed the ARM loan details and setting up payments.  A payoff quote was requested on XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/31/2024
571202199	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to verify payment is pending. ON XX/XX/XXXX the borrower called in regarding escrow analysis and was told payment did not change. There was no borrower contact made from XX/XX/XXXX to XX/XX/XXXX, ion XX/XXXX the borrower called in regarding property tax bill received and was told to pay directly to county since loan is no longer escrowed. On XX/XX/XXXX the borrower called in for ezpay assistance. On XX/XX/XXXX the borrower called in to find out why two payments were made to insurance and what new payment will be with escrow change. On XX/XX/XXXX the borrower called in to remove homeowners insurance and requested loan documents. On XX/XX/XXXX the borrower called in regarding escrow account. On XX/XX/XXXX the borrower called in regarding payment change. ON XX/XX/XXXX the borrower called in to verify escrow was removed from account. On XX/XX/XXXX the borrower called in regarding payment. On XX/XX/XXXX the borrower called in regarding escrow and how to make principal only payments. On XX/XX/XXXX the borrower called in to re-escrow the account, There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/31/2024
571201652	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a balance inquiry. On XX/XX/XXXX, the borrower had a payment inquiry. On XX/XX/XXXX, the borrower had a payment inquiry. On XX/XX/XXXX, the borrower had a payment inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about their repayment plan. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about their repayment plan. There was no further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/30/2024
571202047	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No contact with the borrower in the twelve month period and loan was performing during the review period. No verbal contacts were attempted with the borrower during the twelve month period.
							09/30/2024	10/28/2024
571201662	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower refused to discuss the account.  On XX/XX/XXXX, the customer called to discuss another account.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the account was discussed.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the borrower confirmed that did not have any question regarding this account.  On XX/XX/XXXX, a payment was promised.   On XX/XX/XXXX, the servicer confirmed that handled both the 1st and 2nd loans on this property.  On XX/XX/XXXX, the customer confirmed that did not have any questions about this account.  On XX/XX/XXXX, the homeowner stated that will pay by the end of the month and enrolled in paperless billing.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the borrower discussed the account.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/30/2024
571201713	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted that the co-borrower is deceased and made a payment. On XX/XX/XXXX, the borrower provided date of death for other borrower and wanted to make a payment, but did not have checkbook on hand. On XX/XX/XXXX, the borrower advised that they plan on making payments through the automated system. On XX/XX/XXXX, the borrower advised that they were interested in signing up for the phone application since they travel a lot. Borrower stated that they will call back with social to unlock the website and create a new password. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/15/2024
571202102	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower or attempts made from XX/XX/XXXX through XX/XX/XXXX while the loan remained performing. Spoke to the borrower on XX/XX/XXXX and they advised of the next payment due. No further contact from the borrower or attempts made as the loan remained performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/15/2024
571202146	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed escrow analysis. On XX/XX/XXXX, the borrower asked if they needed to make a payment next month if they paid $X.XX. Advised them that it would depend based on how they allocate the funds. On XX/XX/XXXX, the borrower was advised of escrow shortage and the borrower inquired on if they could pay ahead by XX months. Advised them that they could make a payment for XX months ahead. On XX/XX/XXXX, the borrower made a payment which include additional escrow. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. Property was also impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No evidence of property damage.
							09/30/2024	10/28/2024
571201656	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current throughout the review period. The property is located in a XXX disaster area affected by XXX (XXX) as noted on XX/XX/XXXX. There is no evidence of damage to the property.
							09/30/2024	10/11/2024
571201831	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower added authorization for third party and stated that they would send in loss mitigation application and supporting income documents. On XX/XX/XXXX, the borrower was having issues uploaded loss mitigation application and advised them to e-mail the documents. On XX/XX/XXXX, the borrower stated that they mailed in the application on XXX and provided tracking number. On XX/XX/XXXX, the borrower inquired on application status and advised them of denial and reason on why it was denied. On XX/XX/XXXX, the borrower requested a reinstatement quote. On XX/XX/XXXX, the borrower followed up on quote and discussed modification from XXXX. On XX/XX/XXXX, borrower followed up on quote and was advised to allow more time. On XX/XX/XXXX, borrower discussed reinstatement and will send in wire as soon as quote is available. Borrower also wanted to know how long it would take to bring the loan current once the wire is received. Borrower followed up on quote on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of quote being generated on XX/XX/XXXX and e-mailed to them. Borrower requested a new quote with a good through date of XX/XX/XXXX. On XX/XX/XXXX, the borrower requested a new quote. On XX/XX/XXXX, the borrower advised that they could not send in the wire in time and requested a new quote with a good through date of XX/XX/XXXX. Advised the borrower to call back on XX/XX/XXXX. On XX/XX/XXXX, the borrower followed up on quote and was advised of it not being available. Reinstatement quote was received on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted to verify wiring instructions. On XX/XX/XXXX, the borrower wanted to verify that the wire went through. Advised them that it was received and next payment is due for XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on balloon payment and to get a copy of the original Note and signed loan modification from XXXX. On XX/XX/XXXX, the borrower advised that they were having issues with making a payment online and can not change the payment amount. Advised the borrower to reach out to the bank. On XX/XX/XXXX, the borrower wanted to confirm payment made. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/26/2024
571202172	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/26/2024
571202272	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after attempts were made. Spoke to the borrower on XX/XX/XXXX and they authorized to speak with third party. The customer set up a payment and stated they had been having excessive obligations. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to authorized third party on XX/XX/XXXX and they set up a payment. Spoke to the borrower on XX/XX/XXXX and they set up a payment arrangement. Spoke to the borrower on XX/XX/XXXX and they wanted to update their email address. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after attempts were made. Spoke to unauthorized third party on XX/XX/XXXX and they stated the borrower passed away on XX/XX/XXXX. The third party authorized a payment for XX/XX/XXXX and stated they will send in the death certificate and documentation. Spoke to unauthorized third party on XX/XX/XXXX and they stated will send the death certificate via email and will have the secondary borrower give authorization to speak on the account. No contact from XX/XX/XXXX through XX/XX/XXXX. Attempted to contact on XX/XX/XXXX to confirm if the death certificate has been sent in. No further contact with the borrower and the loan has remained performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/30/2024
571202179	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower stated RFD as curtailment of income on XX/XX/XXXX and made a promise to pay.  The borrower stated on XX/XX/XXXX that they have payment set up through ACI.  The borrower called on XX/XX/XXXX to inquire about why payment had not posted yet.  The borrower was advised of total amount due on XX/XX/XXXX and made a promise to pay.  The borrower received a call on XX/XX/XXXX and indicated collection calls should not be made within grace period.  The  borrower was advised of payment owed on XX/XX/XXXX and made a promise to pay.  The borrower called on XX/XX/XXXX to request assistance logging in to online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/28/2024
571202176	XXXX	XXXX		3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was 1 attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment by phone. The borrower made a payment by phone on XX/XX/XXXX. On XX/XX/XXXX, unauthorized third party (daughter) called in to advise that the borrower is deceased as of XX/XX/XXXX. The third party also made a payment. A payment by phone was also made on XX/XX/XXXX. There was no further contact with the third party. The loan has been performing throughout the review period.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/22/2024
571202177	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to cancel a double payment.  The borrower stated on XX/XX/XXXX that they were impacted by the hurricane and requested assistance.  The borrower called on XX/XX/XXXX regarding assistance for hurricane impact and was offered online portal options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/22/2024
571202291	XXXX	XXXX		3
[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party advised that they did not received statement and can not log onto the website. They made a payment in the amount of $X.XX. On XX/XX/XXXX, authorized third party wanted to know if the death certificate and quitclaim deed were received. Advised them that the documents were received. On XX/XX/XXXX, authorized third party provided mailing address. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/29/2024
571202195	XXXX	XXXX		3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, unauthorized third party (UATP) called in for information on the loan and was advised that that the servicer is unable to release information without a signed authorization form. On XX/XX/XXXX, UATP called in to report that the borrower is deceased. On XX/XX/XXXX, UATP called in for a payoff statement and was told that authorization is required. There was no further contact with the UATP. The loan has been performing throughout the review period.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/23/2024
571201519	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact notes from XX/XX/XXXX through XX/XX/XXXX. Spoke to the co-borrower on XX/XX/XXXX and authorized party and they stated auto payments were supposed to come out in XXX. The customer was informed it was set up for XX/XX/XXXX. The customer was informed how to sign in online. XX/XX/XXXX Spoke to the co-borrower on third party and they were upset statement went out showing payment past due. The customer was informed it went out prior to the payments posting. The co-borrower was informed need authorization to speak to third party. They stated the primary borrower passed away and they will send in documentation. No further contact with the customer and the loan remained performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/28/2024
571202314	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower made a promise to pay on XX/XX/XXXX.  The borrower stated on XX/XX/XXXX that there was no property damages from the hurricane and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/19/2024
571202203	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed payment not going through and wanted to change the automated payments to the XX of each month. On XX/XX/XXXX, borrower advised of insurance change and $X.XX refund due to the change. Borrower made a payment of $X.XX. On XX/XX/XXXX, the borrower wanted to adjust the monthly payment amount. Advised them that the payment change would occur in XXX. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower inquired on escrow. On XX/XX/XXXX, the borrower discussed recent payment. On XX/XX/XXXX, the borrower discussed account. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/15/2024
571202136	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to get account unlocked. On XX/XX/XXXX, borrower called for a payoff quote. On XX/XX/XXXX, borrower called to have online password reset. On XX/XX/XXXX, borrower called for website assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/31/2024
571202296	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they made XX payments in XXX and wanted to have one refunded. On XX/XX/XXXX, the borrower followed up on refund. Advised them that the refund was processed and to check their bank. On XX/XX/XXXX, the borrower inquired about insurance. On XX/XX/XXXX, the borrower inquired on payment increase and was advised that the account is now escrowed for insurance. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/31/2024
571202241	XXXX	XXXX		3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in on XX/XX/XXXX for the payment amount. On XX/XX/XXXX, the borrower called in for an escrow analysis. On XX/XX/XXXX, the borrower called in to make sure the insurance documents were received. On XX/XX/XXXX, the borrower called in for the address to send in an insurance claim check for endorsement. On XX/XX/XXXX, the borrower called in to go over the escrow account. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower reported that an insurance claim check was received for unknown damage to the property. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/19/2024
571202138	XXXX	XXXX		1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Spoke to the borrower on XX/XX/XXXX and they stated not aware of the foreclosure status due to death and hardship issues. The customer was advised to allow time to review tax returns for hardship review. The borrower called back and stated faxed in documentation. Spoke to the borrower on XX/XX/XXXX and they stated the layers have put them in default. The borrower was advised will contact attorneys and they were heading to the courthouse now. The customer sent in a complete loan modification and it is being reviewed. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Shows account in litigation. Spoke to the borrower on XX/XX/XXXX and they were informed need paystubs. The borrower stated the income will change due to works part time and comes in when needed. Spoke to the borrower on XX/XX/XXXX and they stated their company faxed in the paystubs. Spoke to the borrower on XX/XX/XXXX after attempts were made and the customer stated sent in all of the documentation. No contact with the borrower after attempts made from XX/XX/XXXX and the foreclosure was placed on hold for loss mitigation. Spoke to the borrower on XX/XX/XXXX and went over the trial modification. Spoke to the borrower on XX/XX/XXXX and went over the modification terms. Spoke to the borrower on XX/XX/XXXX and went over the account and payment methods. Spoke to the customer on XX/XX/XXXX and went over wiring instructions they are sending $X.XX. Spoke to the borrower on XX/XX/XXXX and they wanted to have their mail updated to a P.O. Box due to lost mail and carrier issues. The customer also stated has not received the final agreement and they were informed can take thirty days after the trial completion and they were also informed of the website. Spoke to the borrower on XX/XX/XXXX and they were informed how to notarize the documents. The customer followed up on XX/XX/XXXX and they never received the modification. Spoke to the borrower on XX/XX/XXXX and they stated send back the final paperwork notarized. Spoke to the borrower on XX/XX/XXXX and they were informed unapplied funds $X.XX will be applied. No further contact with the borrower and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/15/2024
571202328	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower called in regarding assistance on the account and noted reason for delinquency as borrower illness. On XX/XX/XXXX, the borrower discussed assistance and will get the documents signed and sent back. Borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower stated that they will send in a wire to cure past due amount. Per comment on XX/XX/XXXX, loan was reinstated and foreclosure was closed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No evidence of property damage noted.
							09/30/2024	10/18/2024
571202326	XXXX	XXXX		3
[3] Loan - Subject Lien is not in 1st Position

[2] Occupancy - Non Owner Occupied

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current throughout the review period. This property is located in a disaster area designated by XXX. XXX (XXX) XXX declared on XX/XX/XXXX. No evidence of damage.
							09/30/2024	10/19/2024
571202004	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to confirm that the automated payment was received. On XX/XX/XXXX, the borrower cancelled automated payments and wanted to enroll in them again once the payment is made on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they may not be able to make the payment on the XX and advised them of late fees if made on the XX or after. On XX/XX/XXXX, the borrower wanted to know if there was any option to skip a payment. Offered assistance options but borrower declined. On XX/XX/XXXX, the borrower wanted to confirm payment that was made on website. On XX/XX/XXXX, the borrower wanted to stop payment on the payment that was made and made but was advised that the payment was processed and could not be modified. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower wanted to check status of pending payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower discussed account and made a payment. On XX/XX/XXXX, the borrower requested an updated monthly stated and requested a letter that showed the account current. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No damage noted.
							09/30/2024	10/31/2024
571202266	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 2 attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower called in for loss mitigation options. On XX/XX/XXXX, the borrower cited the payment increase and loss of income as the reason for default. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was in regards to the loss mitigation review. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX. XXX (XXX) XXX declared on XX/XX/XXXX. There is no evidence of damage to the property.
							09/30/2024	10/25/2024
571202140	XXXX	XXXX		2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy filing date and proof of claim details not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing and in bankruptcy.
							09/30/2024	10/15/2024
571202277	XXXX	XXXX		1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and no attempts due to loan has been performing. Spoke to the borrower on XX/XX/XXXX and they needed to have their online account unlocked. No further contact with the customer and the loan remains performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/15/2024
571202349	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower contact made nor attempts to contact the borrower during the review period XX/XXXX to XX/XXXX
							09/30/2024	10/28/2024
571202275	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed account and was aware that they would have to wait on reinstatement to generate. Borrower noted death in the family. On XX/XX/XXXX, borrower stated that they would make a payment on XXX. Advised borrower of wire to bring account current. On XX/XX/XXXX, the borrower stated that they did a wire in order to bring the account current and that the wire would release on XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower followed up on reinstatement. Per comment on XX/XX/XXXX, foreclosure was closed and billed. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower discussed account and confirmed that the account was current. On XX/XX/XXXX, the borrower wanted to set up automated payments. On XX/XX/XXXX, the borrower followed up on automated payments and advised that the payment is set to come out today. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No property damage noted.
							09/30/2024	10/15/2024
571202312	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 25 attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower cited curtailment of income as the reason for default and promised to make a payment on XX/XX/XXXX and another payment on XX/XX/XXXX. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were about payments. On XX/XX/XXXX, the borrower advised that they were not impacted by the hurricane. On XX/XX/XXXX, the borrower called in to make a payment. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX. XXX (XXX) XXX declared on XX/XX/XXXX. There is no evidence of damage to the property.
							09/30/2024	10/31/2024
571202339	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX  through XX/XX/XXXX. The notes indicate documentation was sent in the borrower is deceased and attempts were made to contact the borrower multiple times. Spoke to customer on XX/XX/XXXX and it they stated sent in XX payments and only XX of them were cashed. The customer was informed $X.XX was returned due to need certified funds. The customer plans to reinstate it next week. Spoke to authorized third party on XX/XX/XXXX and went over the reinstatement amount. Spoke to authorized third party on XX/XX/XXXX and they stated a cashiers check was sent in and they need the lockbox removed due to their keys no longer work. Spoke to authorized party on XX/XX/XXXX and went over voided escrow refund and added back to escrow. Spoke to the borrower on XX/XX/XXXX and they wanted to make a payment for the escrow shortage. Spoke to authorized third party on XX/XX/XXXX and they still need access to the property they plan to maintain it. Spoke to the customer on XX/XX/XXXX and they were inquiring on missing escrow payment they sent in. The customer was informed a task will opened. Spoke to the borrower on XX/XX/XXXX and they were informed the escrow was applied still waiting for update. Spoke to the authorized third party on XX/XX/XXXX and they set up a phone payment and were advised $X.XX will go to escrow in XXX with the completed escrow analysis. No further contact with the borrower and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/15/2024
571202310	XXXX	XXXX		2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to update her phone number. On XX/XX/XXXX, borrower called to discuss auto-draft option. On XX/XX/XXXX, borrower called to verify next due date. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called with unspecified account questions. On XX/XX/XXXX, borrower called to find out next due date, and agent advised next payment was due for XX/XXXX. On XX/XX/XXXX, borrower called to advise servicer they would be contacting their insurance company for unspecified reason. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to schedule a payment for the following day. On XX/XX/XXXX, borrower called to make multiple payments. On XX/XX/XXXX, borrower called to change payment from XX/XX/XXXX in the amount of $X.XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/19/2024
571201791	XXXX	XXXX		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the authorized third party called in to find out if final modification was sent over. On XX/XX/XXXX the borrower called in to verify payment amounts and documents sent out. On XX/XX/XXXX the borrower called in to make a payment. There was no further borrower contact made with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior BK noted on XX/XX/XXXX Chapter XX #XXX discharged XX/XX/XXXX, discharged chapter XX XXX XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/10/2024
571201992	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment. Loan modification was completed on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of completed modification and when next payment was due. On XX/XX/XXXX, the borrower made a payment and declined automated payments for now. On XX/XX/XXXX, the borrower made a payment and will call back to set-up automated payments. Advised them of what was needed to set it up. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower inquired on additional amount and advised them that it looks like a principal and interest shortage. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/10/2024
571201815	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Loan - Subject Lien is not in 1st Position

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party inquired on if the documents were received and inquired on payoff amount. Advised them that it was received and provided amount. On XX/XX/XXXX, authorized third party followed up on successor in interest documents and made a payment. On XX/XX/XXXX, authorized third party requested letter confirming successor in interest. There was no further contact. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/17/2024
571201637	XXXX	XXXX		3
[3] Loan - Subject Lien is not in 1st Position

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party called to make payment. On XX/XX/XXXX, authorized third party/spouse called to make reinstatement payment and change mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Filing date not provided
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/10/2024
571201948	XXXX	XXXX		3
[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 3 attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that the other borrower has passed away. On XX/XX/XXXX, the borrower called in to make a payment for the total amount due. The borrower made a payment on XX/XX/XXXX. Contact on XX/XX/XXXX and XX/XX/XXXX was for payments. On XX/XX/XXXX, the borrower called in for the reinstatement amount. There was no further contact with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/10/2024
571202053	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Loan - Subject Lien is not in 1st Position

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower stated that there should be no automated payments on account. On XX/XX/XXXX, the borrower had issues getting online to make a payment. Advised them that social is needed to register account. Borrower scheduled a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No damage was noted.
							09/30/2024	10/31/2024
571202400	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower noted that the credit reporting of their sons was reported to their spouse's on accident due to one being junior and one being senior. Advised the borrower to send in any proof that they have. Dispute for credit issue was processed on XX/XX/XXXX and resolution letter was sent on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account history and discussed the response to credit reporting. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/30/2024
571201862	XXXX	XXXX		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. No attempts made and the loan was performing. Spoke to the borrower on XX/XX/XXXX and they wanted the balance and interest rate. Spoke to the borrower on XX/XX/XXXX and they wanted to set up a TAD payment and waived the ACI fee. The customer also wanted the maturity date on the loan. The customer called back on XX/XX/XXXX and wanted a supervisor. They are confused showing different maturity dates and they want the correct one. The customer was informed showing XX/XXXX and then transferred to bankruptcy. Spoke to the borrower on XX/XX/XXXX and they are confused on the balloon date versus the maturity date. No further contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and the loan is performing. Spoke to the borrower on XX/XX/XXXX was trying to understand how the payment is applied. The customer was informed of the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Customer had prior chapter seven discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/15/2024
571201803	XXXX	XXXX		3
[3] Loan - Subject Lien is not in 1st Position

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current throughout the review period.
							09/30/2024	10/15/2024
571201865	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding loan changes. On XX/XX/XXXX the borrower called in to verify that auto pay was still in place after transfer. On XX/XX/XXXX the borrower was called for payment and payment was processed. On XX/XX/XXXX called in to see if loan was assumable. The borrower was told that loan cannot be assumed by third party. There is no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/24/2024
571201887	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment and was advised of automated payments set-up for XXX. Borrower stated that they were not happy with the fee due to appraisal and advised them that they could dispute fee, On XX/XX/XXXX, the borrower discussed fee and made a payment in the amount of the fee. Advised the borrower that once the fee clears, automated payments will draft. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/25/2024
571201951	XXXX	XXXX		3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX on XX/XX/XXXX the borrower called in regarding new claim. On XX/XX/XXXX the borrower was called in told that check was sent to borrower , on XX/XX/XXXX the borrower called in regarding non monitored claim for XXX damage on XX/XX/XXXX. There was no more borrower contact made
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Chapter XX #XXX discharged XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/10/2024
571202012	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The account has been current throughout the review period.
							09/30/2024	10/22/2024
571201877	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Spoke to the borrower on XX/XX/XXXX and they request an SPOC call back. No contact with the borrower from XX/XX/XXXX through  XX/XX/XXXX . The foreclosure was placed on hold for client managed litigation. The litigation was closed on XX/XX/XXXX due to Judgement granted. Spoke to the borrower on XX/XX/XXXX and was discussing the documents and the rma and the customer brought up taxes. The customer was informed not needed and the line disconnected. Spoke to the borrower on XX/XX/XXXX regarding the rma and they were informed will submit when their spouse is home. Spoke the borrower on XX/XX/XXXX and they were told by their attorney only to go through then we are not to contact them. The customer called back on XX/XX/XXXX and the attorney wants the document sent to them first and then will forward. Spoke to the borrower on XX/XX/XXXX the loss mitigation was received and informed them of the workout. The foreclosure was placed on hold XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and XX/XX/XXXX and they wanted to change the due date and discuss the receipt of the package. No contact from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they were informed need $X.XX due by XX/XX/XXXX. The customer stated they will wire today. There is also a motion for summary judgement that has been sent to the court pending the judges decision. Spoke to the borrower on XX/XX/XXXX and they wanted the modification status. The customer was informed it is under review. The borrower stated they are not current on the first lien. The customer wanted to know if will keep second position if they refinance and  they were informed would need approval. Spoke to the borrower on XX/XX/XXXX and XX/XX/XXXX and they were checking the status of the trial modification. The customer was informed on XX/XX/XXXX of the approved trial modification and payment. Spoke to the borrower on XX/XX/XXXX and they stated signed modification was mailed out today. Spoke to the borrower on XX/XX/XXXX and informed them waiting on modification to be processed. Spoke to the borrower on XX/XX/XXXX they were informed of the amount to cure and they stated spoke to a previous agent in the past regarding the senior lien. The senior lien will proceed to final judgement sale date XX/XX/XXXX. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/24/2024
571202098	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact during the review period. Only one outbound attempt made by servicer. Loan performed the entire review period. Also, the property is located in a disaster area designated by XXX for XXX (XXX) XXX declared on XX/XX/XXXX. No resulting damage evident.
							09/30/2024	10/22/2024
571201947	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed assistance and reinstatement. Borrower said that they would have funds coming in XXX and will requested a reinstatement quote to bring the account current. On XX/XX/XXXX, the borrower requested reinstatement quote and loss mitigation application. On XX/XX/XXXX, the borrower followed up on reinstatement and will wire in the funds. On XX/XX/XXXX, the borrower wanted to confirm reinstatement amount. On XX/XX/XXXX, the borrower was advised that wire payment was received. Foreclosure was closed on XX/XX/XXXX due to reinstatement. On XX/XX/XXXX, the borrower inquired on next payment due date. On XX/XX/XXXX, the borrower made a payment and wanted to set-up automated payments. On XX/XX/XXXX, the borrower made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/15/2024
571201896	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower was called for payment and stated will make a payment on XX/XX/XXXX. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to inform will be making payment by the end of this week. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in and stated does not need assistance at the moment. On XX/XX/XXXX the borrower stated will be making for XXX next week. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment for XXX. On XX/XX/XXXX the borrower called in and stated is working on curing loan. On XX/XX/XXXX the borrower called in and stated will be making XXX payment next week. On XX/XX/XXXX the borrower stated will make XXX payment by the end of the month. On XX/XX/XXXX the borrower called in and stated will make a payment soon. On XX/XX/XXXX the borrower called in to request 1098 forms. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower was called in to make a payment. There was no further contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/19/2024
571201930	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and 2 attempts to contact the borrower during the review period. The account has been current throughout the review period.
							09/30/2024	10/26/2024
571202033	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party/son called to advise that borrower was deceased. Agent advised that they need death certificate and successor documentation. No other contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/19/2024
571202131	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to cancel verbal plan and made XX payments. On XX/XX/XXXX, the borrower wanted to get the plan out of default and made a payment. Borrower requested a payoff. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX the borrower discussed account and scheduled XX payments. On XX/XX/XXXX, the borrower discussed account and made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No evidence of property damage noted.
							09/30/2024	10/31/2024
571202227	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested a copy of their payment history. On XX/XX/XXXX, the borrower followed up on their request and was advised that the request would be researched. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/18/2024
571202259	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 3 attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a double payment. On XX/XX/XXXX, the borrower asked about refinancing. The borrower made payments on XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/31/2024
571202311	XXXX	XXXX		3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in and stated made a payment to prior servicer. On XX/XX/XXXX the borrower called in to verify payment was received from prior servicer. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in regarding partial payment received. On XX/XX/XXXX the borrower was called and informed payment was updated. On XX/XX/XXXX the borrower was called and told that loan terms have been corrected. On XX/XX/XXXX the borrower called in regarding payment increase. On XX/XX/XXXX the borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  Comments on XX/XX/XXXX indicate adjustors report is incomplete and claim check is missing, new claim noted on XX/XX/XXXX check noted for $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/28/2024
571201884	XXXX	XXXX		3	[3] Loan - Subject Lien is not in 1st Position [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were multiple unsuccessful contact attempts made to the borrower. Loan is performing and next due for XX/XX/XXXX.
							09/30/2024	10/31/2024
571202142	XXXX	XXXX		3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Only contact was an outbound call to borrower on XX/XX/XXXX to collect payment. Borrower stated co-borrower had died. Unauthorized party was also on call, but agent informed them that they needed authorization. Unauthorized party was argumentative and agent ended call.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/23/2024
571202073	XXXX	XXXX		3
[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX

[3] Loan - Subject Lien is not in 1st Position

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX due to missing comments. Spoke to the borrower on XX/XX/XXXX and they wanted to make a payment the customer was informed still getting documents but they can pay online. Spoke to the borrower on XX/XX/XXXX and they wanted to make a payment and were informed of the process fee and ways to make a payment. Spoke to the borrower on XX/XX/XXXX and they inquired on the insurance and added XXX. The customer stated will send new declaration page. The customer set up the plan and set up ach for the life of the plan. Spoke to the borrower on XX/XX/XXXX and wanted to make sure they are on the repayment plan to bring the account current. Spoke to the borrower on XX/XX/XXXX they called about a repayment plan and stated reported late for XXX. The customer was informed still in the grace period. Spoke to the borrower on XX/XX/XXXX in regards to ez-pay and they were informed of online web account. No further contact with the borrower and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							09/30/2024	10/18/2024
571202058	XXXX	XXXX		2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower inquired on payments. Advised of extended processing time due to loan still being boarded. On XX/XX/XXXX, borrower made a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No property damage noted.
							09/30/2024	10/10/2024